SHARE-BASED COMPENSATION (Tables) - Stock Options	12 Months Ended
Dec. 31, 2021
Schedule of share option activities

The following table summarizes the Group’s share option activities with its employees and directors:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate
	Options	Exercise Price		(years)	Intrinsic Value

Outstanding as of January 1, 2021	50,000	US$	0.93	2.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2021	50,000	US$	0.93	1.07	Nil
Vested and expected to vest as of December 31, 2021	50,000	US$	0.93	1.07	Nil
Exercisable as of December 31, 2021	50,000	US$	0.93	1.07	Nil

Schedule of fair value of options valuation assumptions

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		0.00%
Volatility		78.55%
Fair value of options at grant date	US$	0.51